Other financial assets - Summary of Finance Lease Receivables (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of recognised finance lease as assets by lessee [line items]
Gross investment in lease	₨ 10,229	₨ 11,039
Less: Unearned finance income	(652)	(625)
Present value of minimum lease payment receivables	9,577	10,414
Non-current	4,270	4,742
Current	₨ 5,307	5,672
Bottom of range [member]
Disclosure of recognised finance lease as assets by lessee [line items]
Contract Term	1 year
Top of range [member]
Disclosure of recognised finance lease as assets by lessee [line items]
Contract Term	5 years
Not later than one year [member]
Disclosure of recognised finance lease as assets by lessee [line items]
Gross investment in lease	₨ 5,693	6,031
Present value of minimum lease payment receivables	5,307	5,672
Later than one year but not later than five years [member]
Disclosure of recognised finance lease as assets by lessee [line items]
Gross investment in lease	4,536	5,008
Present value of minimum lease payment receivables	₨ 4,270	₨ 4,742